FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENTS
Schedule of Financial Assets and Liabilities Measured at Fair Value

	December 31, 2018
Description	Fair Value	Level 1	Level 2	Level 3
Earn-out liability *	451	—	—	451
Total financial liability	$451	—	—	$451

	December 31, 2017
Description	Fair Value	Level 1	Level 2	Level 3
Earn-out liability *	698	—	—	698
Total financial liability	$698	—	—	$698

(*)Excluding liability in the amount of $566 and $612 for the year ended December 31, 2018 and 2017, respectively, to former CEO of Prevision related to the    acquisition agreement , which is not measured at fair value.